Document and Entity Information	0 Months Ended
May 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2014
Registrant Name	SEI INSTITUTIONAL INVESTMENTS TRUST
Central Index Key	0000939934
Amendment Flag	false
Document Creation Date	Apr. 01, 2015
Document Effective Date	Apr. 01, 2015
Prospectus Date	Apr. 01, 2015
SIIT Long Duration Credit Fund | Class A
Risk/Return:
Trading Symbol	SLDAX